INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of deferred taxes

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Non-capital losses (Canada)	$41	$54
Capital losses (Canada)	34	54
Net operating losses (United States)	291	78
Non-capital losses (foreign)	94	70
Tax credit carryforwards	36	36
Deferred financing costs	—	5
Foreign currency	4	12
Other	16	33
	516	342
Deferred income tax (liabilities):
Properties	(2,894)	(3,086)
Investments in associates	—	(144)
	(2,894)	(3,230)
Net deferred tax (liability)	$(2,378)	$(2,888)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2017	Income	Equity	Acquisitions and Dispositions	OCI	Dec. 31, 2018
Deferred tax assets	$342	$(23)	$—	$208	$(11)	$516
Deferred tax (liabilities)	(3,230)	240	—	(32)	128	(2,894)
Net deferred tax (liability)	$(2,888)	$217	$—	$176	$117	$(2,378)

		Recognized in
(US$ Millions)	Dec. 31, 2016	Income	Equity	Acquisitions and Dispositions	OCI	Dec. 31, 2017
Deferred tax assets	$306	$(7)	$6	$14	$23	$342
Deferred tax (liabilities)	(2,761)	(13)	(117)	(175)	(164)	(3,230)
Net deferred tax (liability)	$(2,455)	$(20)	$(111)	$(161)	$(141)	$(2,888)

Disclosure of deferred income taxes and deductible temporary differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Unused tax losses - gross
Net operating losses (United States)	$74	$251
Net operating losses (foreign)	351	223
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$425	$474

Schedule of components of income tax expense benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Current income tax expense	$299	$172	$136
Deferred income tax expense	(218)	20	(711)
Income tax (benefit) expense	$81	$192	$(575)

Schedule of income tax rates

Years ended Dec. 31,	2018	2017	2016
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(10)%	(5)%	1%
Non-controlling interests in income of flow-through entities	(11)%	(12)%	(9)%
Change in tax rates applicable to temporary differences in other jurisdictions	(5)%	(5)%	(46)%
Other	2%	3%	1%
Effective income tax rate	2%	7%	(27)%